UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-PX

                      ANNUAL REPORT OF PROXY VOTING RECORD
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER:      811-4570

NAME OF REGISTRANT:                      VANGUARD NEW YORK TAX-FREE FUNDS

ADDRESS OF REGISTRANT:                   PO BOX 2600, VALLEY FORGE, PA 19482

NAME AND ADDRESS OF AGENT FOR SERVICE:   ANNE E. ROBINSON
                                         PO BOX 876
                                         VALLEY FORGE, PA 19482

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:  (610) 669-1000

DATE OF FISCAL YEAR END:                 NOVEMBER 30

DATE OF REPORTING PERIOD:                JULY 1, 2022 - JUNE 30, 2023

******************************* FORM N-Px REPORT *******************************
ICA File Number: 81104570B
Reporting Period: 07/01/2022 - 06/30/2023
VANGUARD NEW YORK TAX-FREE FUNDS

Each investment advisor's votes cast are shown separately below. Sections without an investment advisor listed reflect votes cast by the Fund. The votes reported do not reflect any votes cast pursuant to a regulatory requirement.



================ VANGUARD NEW YORK MUNICIPAL MONEY MARKET FUND =================


BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC

Ticker:       MYN            Security ID:  09255E805
Meeting Date: JUL 25, 2022   Meeting Type: Annual
Record Date:  MAY 27, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Cynthia L. Egan          For       Withhold     Management
1.2   Elect Director Robert Fairbairn         For       For          Management
1.3   Elect Director Stayce D. Harris         For       For          Management


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NUVEEN NEW YORK AMT-FREE QUALITY MUNICIPAL INCOME FUND

Ticker:       NRK            Security ID:  670656602
Meeting Date: AUG 05, 2022   Meeting Type: Annual
Record Date:  JUN 13, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1c.1  Elect Director Judith M. Stockdale      For       For          Management
1c.2  Elect Director Carole E. Stone          For       For          Management
1c.3  Elect Director Margaret L. Wolff        For       For          Management
1c.4  Elect Director William C. Hunter        For       For          Management
1c.5  Elect Director Albin F. Moschner        For       For          Management


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NUVEEN NEW YORK AMT-FREE QUALITY MUNICIPAL INCOME FUND

Ticker:       NRK            Security ID:  670656875
Meeting Date: AUG 05, 2022   Meeting Type: Annual
Record Date:  JUN 13, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1c.1  Elect Director Judith M. Stockdale      For       For          Management
1c.2  Elect Director Carole E. Stone          For       For          Management
1c.3  Elect Director Margaret L. Wolff        For       For          Management
1c.4  Elect Director William C. Hunter        For       For          Management
1c.5  Elect Director Albin F. Moschner        For       For          Management


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NUVEEN NEW YORK QUALITY MUNICIPAL INCOME FUND

Ticker:       NAN            Security ID:  67066X701
Meeting Date: AUG 05, 2022   Meeting Type: Annual
Record Date:  JUN 13, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1c.1  Elect Director Judith M. Stockdale      For       For          Management
1c.2  Elect Director Carole E. Stone          For       For          Management
1c.3  Elect Director Margaret L. Wolff        For       For          Management
1c.4  Elect Director William C. Hunter        For       For          Management
1c.5  Elect Director Albin F. Moschner        For       For          Management

========== END NPX REPORT

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD NEW YORK TAX-FREE FUNDS

By:  /s/Mortimer J. Buckley
        Mortimer J. Buckley*
        Chief Executive Officer, President, and Trustee

Date:   August 28, 2023
*By:    /s/Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on July 21, 2023 (see File Number 33-53683) and to a Power of Attorney filed on March 29, 2023 (see File Number 2-11444), Incorporated by Reference.